Subsequent Events (Details Narrative) (USD $)	1 Months Ended
Nov. 06, 2013
Subsequent Events Details Narrative
Plaintiff amount	$ 47,309
Past due balance	47,409
Private placement proceeds	$ 2,235,000
Private placement, per share price	6.25-6.40